Value of Business Acquired - Successor (Tables)	12 Months Ended
Dec. 31, 2015
Changes to Value of Business Acquired

The following reflects the changes to the VOBA asset:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Balance at beginning of period	$231,521	$290,795
Business acquired	—	—
Amortized to expense during the year(1)	(40,880)	(38,987)
Adjustment for unrealized investment losses during the year	57,061	(20,287)

Balance at end of year	$247,702	$231,521

(1)	Amount is included in Operating and Acquisition Expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

Estimated Percentage of VOBA Balance to Be Amortized	The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

VOBA Amortization
2016	14%
2017	12%
2018	10%
2019	8%
2020 and thereafter	56%